Convertible Preference Share Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Preference Share Liabilities Disclosure Abstract
Schedule of Convertible Preference Share Liabilities
	Year ended December 31, 2023
	No. of units	Amount
At January 1, 2023	-	$-
Convertible preference share liabilities issued	25,000	14,067,712
Convertible preference share liabilities exercised	(7,000)	(5,214,962)
Change in fair value	-	(1,085,512)
At December 31, 2023	18,000	$7,767,238